Securitized Vacation Ownership Debt (Details Textual)	3 Months Ended
Mar. 31, 2012
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	5.25%
Interest rate, maximum	6.29%
Maturity year of update instrument	2018
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	5.28%
Interest rate, maximum	5.85%
Maturity year of update instrument	2018
2009 securitization, interest rate at 5.81%, maturing 2016 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, stated rate	5.81%
Maturity year of update instrument	2016
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2020 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.65%
Interest rate, maximum	4.75%
Maturity year of update instrument	2020
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2025 [Member]
Securitized Vacation Ownership Debt (Textual) [Abstract]
Interest rate, minimum	3.67%
Interest rate, maximum	4.82%
Maturity year of update instrument	2025